TAXES ON INCOME - Significant components of the Group's deferred tax liabilities and assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 27,859	$ 26,506
Marketable Securities	207
Reserves and allowances	6,861	10,861
Net deferred tax assets before valuation allowance	34,927	37,367
Less - valuation allowance	(26,022)	(25,286)
Deferred tax asset	8,905	12,081
Deferred tax liability	(612)	(206)
Domestic Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	4,470	6,643
Deferred tax liability	(612)	(206)
Foreign Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	$ 4,435	$ 5,438